Class K [Member] Expense Example - Class K - BlackRock Technology Opportunities Fund - Class K Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,037